Schedule of Variable Interest Entities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Total assets	$ 16,523,294		$ 16,566,891	$ 20,948,502	$ 26,927,076
Total liabilities	9,051,307		7,944,737	11,457,633	17,610,720
Net loss	$ 842,907	$ 223,651	$ (263,796)	$ 165,029	$ (455,727)